     As filed with the Securities and Exchange Commission on April 9, 2013



                                                            File Nos. 333-176676
                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                        [ ]



                        Post-Effective Amendment No. 10                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 476                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

                              (Name of Depositor)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President

                    MetLife Investors USA Insurance Company
                                c/o 501 Route 22
                             Bridgewater, NJ 08807


                                  COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on April 29, 2013 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[x]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

    This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 ("Securities Act") for the sole purpose of delaying the effective date of Post-Effective Amendment No. 9 to Registration Statement File No. 333-176676. Post-Effective Amendment No. 9 was filed pursuant to Rule 485(b)(1)(iii) on March 14, 2013, for the purpose of delaying the effective date of Post-Effective Amendment No. 8 and was intended to become effective on April 11, 2013. Post-Effective Amendment No. 9 was scheduled to become effective on April 11, 2013. Post-Effective Amendment No. 8 was filed pursuant to Rule 485(a) under the Securities Act on January 15, 2013. Post-Effective Amendment No. 8 was scheduled to become effective on March 16, 2013. The contents of Post-Effective Amendment Nos. 8 and 9 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 10 is intended to become effective on April 29, 2013.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts on this 6th day of April, 2013.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
          (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 6, 2013.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ James. J. Reilly*              Vice President-Finance (principal financial officer)
--------------------------------
James J. Reilly

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget

/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson

                                   Director
--------------------------------
Stephen M. Kessler

/s/ Lisa S. Kuklinski*             Director and Vice President
--------------------------------
Lisa S. Kuklinski

/s/ Mark E. Rosenthal*             Director
--------------------------------
Mark E. Rosenthal



   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 6, 2013

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate,
  Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-176676/811-03365) filed as Exhibit 13 on September 19, 2011, except for the powers of attorney for Eric T. Steigerwalt, Peter M. Carlson, Lisa S. Kuklinski and Mark E. Rosenthal incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-176676/811-03365) filed as Exhibit 13(ii) on October 4, 2012.